Supplement dated March 18, 2011 to the

MTB Group of Funds Retail Class Prospectus dated August 31, 2010

At a meeting of the Board of Trustees (the “Board”) of the MTB Group of Funds (the “Trust”) held on March 9, 2011, the Board approved the conversion of the Class B Shares of the MTB International Equity Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Large Cap Growth Fund, MTB Large Cap Value Fund, MTB Mid Cap Growth Fund, MTB Maryland Municipal Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Strategic Allocation Fund, MTB Small Cap Growth Fund, MTB Short-Term Corporate Bond Fund, MTB Short Duration Government Bond Fund and MTB U.S. Government Bond Fund, each a series of the Trust (the “Funds”), into Class A Shares of the same Fund, as well as the conversion of the Class B Shares of the MTB Money Market Fund, also a series of the Trust, into Class A2 Shares of that Fund.

Class A Shares of each Fund are expected to be subject to the same fees and expenses as the Class B Shares of each Fund, except that Class A Shares will have lower 12b-1 fees. Class A2 Shares of the MTB Money Market Fund are expected to be subject to the same fees and expenses as the Class B Shares of that Fund, except that Class A2 Shares will have lower 12b-1 fees.

On April 1, 2011, the Class B Shares of the Funds will be converted into Class A Shares of the same Fund, and Class B Shares of the MTB Money Market Fund will be converted into Class A2 Shares of that Fund, and Class B Shares will be terminated effective immediately after such conversion. Class B shareholders will not incur any transaction costs in connection with the conversion, and it is expected that the conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B Shares to Class A Shares or Class A2 Shares, as applicable. Class B Shares of each Fund and the MTB Money Market Fund have been closed to new investors since December 31, 2008.

The conversion will occur without any action being necessary from shareholders, and the changes resulting from the conversion will be reflected in each Fund’s record books and your account statements.

Accordingly, as of April 1, 2011, all references in the prospectuses to Class B Shares of the Funds and the MTB Money Market Fund are hereby deleted.

Supplement dated March 18, 2011 to the

MTB Group of Funds Statement of Additional Information (the “SAI”) dated August 31, 2010

At a meeting of the Board of Trustees (the “Board”) of the MTB Group of Funds (the “Trust”) held on March 9, 2011, the Board approved the conversion of the Class B Shares of the MTB International Equity Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Large Cap Growth Fund, MTB Large Cap Value Fund, MTB Mid Cap Growth Fund, MTB Maryland Municipal Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Strategic Allocation Fund, MTB Small Cap Growth Fund, MTB Short-Term Corporate Bond Fund, MTB Short Duration Government Bond Fund and MTB U.S. Government Bond Fund, each a series of the Trust (the “Funds”), into Class A Shares of the same Fund, as well as the conversion of the Class B Shares of the MTB Money Market Fund, also a series of the Trust, into Class A2 Shares of that Fund.

Class A Shares of each Fund are expected to be subject to the same fees and expenses as the Class B Shares of each Fund, except that Class A Shares will have lower 12b-1 fees. Class A2 Shares of the MTB Money Market Fund are expected to be subject to the same fees and expenses as the Class B Shares of that Fund, except that Class A2 Shares will have lower 12b-1 fees.

On April 1, 2011, the Class B Shares of the Funds will be converted into Class A Shares of the same Fund, and Class B Shares of the MTB Money Market Fund will be converted into Class A2 Shares of that Fund, and Class B Shares will be terminated effective immediately after such conversion. Class B shareholders will not incur any transaction costs in connection with the conversion, and it is expected that the conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B Shares to Class A Shares or Class A2 Shares, as applicable. Class B Shares of each Fund and the MTB Money Market Fund have been closed to new investors since December 31, 2008.

The conversion will occur without any action being necessary from shareholders, and the changes resulting from the conversion will be reflected in each Fund’s record books and your account statements.

Accordingly, as of April 1, 2011, all references in the SAI to Class B Shares of the Funds and the MTB Money Market Fund are hereby deleted.